Right-of-use assets	12 Months Ended
Sep. 30, 2025
Right-Of-Use Assets [Abstract]
Right-of-use assets	Right-of-use assets

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2024	1,043,012	201,611	10,174	1,254,797
Additions	68,633	53,803	1,428	123,864
Additions - business acquisitions (Note 27)	65,561	935	—	66,496
Change in estimates and lease modifications	25,972	—	—	25,972
Disposals/retirements	(98,942)	(52,781)	(5,944)	(157,667)
Foreign currency translation adjustment	57,560	11,460	433	69,453
As at September 30, 2025	1,161,796	215,028	6,091	1,382,915
Accumulated depreciation
As at September 30, 2024	683,857	95,723	9,102	788,682
Depreciation expense (Note 24)	98,195	39,161	884	138,240
Impairment (Note 24)	22,549	—	—	22,549
Disposals/retirements	(98,605)	(46,327)	(5,944)	(150,876)
Foreign currency translation adjustment	36,590	5,223	520	42,333
As at September 30, 2025	742,586	93,780	4,562	840,928
Net carrying amount as at September 30, 2025	419,210	121,248	1,529	541,987

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2023	1,022,910	199,501	38,943	1,261,354
Additions	46,289	41,968	208	88,465
Additions - business acquisitions (Note 27)	2,341	—	—	2,341
Change in estimates and lease modifications	18,422	—	—	18,422
Disposals/retirements	(81,524)	(46,014)	(29,942)	(157,480)
Foreign currency translation adjustment	34,574	6,156	965	41,695
As at September 30, 2024	1,043,012	201,611	10,174	1,254,797
Accumulated depreciation
As at September 30, 2023	644,021	98,800	36,212	779,033
Depreciation expense (Note 24)	89,198	35,507	1,910	126,615
Impairment (Note 24)	10,119	—	—	10,119
Disposals/retirements	(80,766)	(41,970)	(29,942)	(152,678)
Foreign currency translation adjustment	21,285	3,386	922	25,593
As at September 30, 2024	683,857	95,723	9,102	788,682
Net carrying amount as at September 30, 2024	359,155	105,888	1,072	466,115